Stock-Based Compensation (Summary of Deferred Share Unit Activity) (Details) - Deferred Share Units [member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | shares	125,949	106,506
Compensation expense, Number | shares	21,222	20,277
Cancellation, Number | shares		(834)
Fair value adjustments, Number | shares
Ending balance, Number | shares	147,171	125,949
Beginning balance, Amount | $	$ 1,406	$ 456
Compensation expense, Amount | $	145	174
Cancellation, Amount | $		(9)
Fair value adjustments, Amount | $	(821)	785
Ending balance, Amount | $	$ 730	$ 1,406